Concentrations (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 30, 2012 Product Concentration Chemicals and Oxides Cerium products	Sep. 30, 2012 Product Concentration Chemicals and Oxides Cerium products	Sep. 30, 2012 Product Concentration Chemicals and Oxides Didymium products	Sep. 30, 2012 Product Concentration Magnetic Materials and Alloys Neo Powders	Sep. 30, 2012 Product Concentration Magnetic Materials and Alloys Neo Powders	Sep. 30, 2012 Product Concentration Resources	Sep. 30, 2011 Product Concentration Resources Lanthanum products	Sep. 30, 2011 Product Concentration Resources Lanthanum products	Dec. 31, 2011 Product Concentration Resources Lanthanum products	Dec. 31, 2010 Product Concentration Resources Lanthanum products	Dec. 31, 2009 Product Concentration Resources Lanthanum products	Dec. 31, 2011 Product Concentration Resources Other Cerium Products [Member]	Dec. 31, 2010 Product Concentration Resources Other Cerium Products [Member]	Dec. 31, 2009 Product Concentration Resources Other Cerium Products [Member]	Sep. 30, 2011 Product Concentration Resources Cerium products	Sep. 30, 2011 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Sep. 30, 2012 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Sep. 30, 2011 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Dec. 31, 2011 Product Concentration Resources Didymium products	Dec. 31, 2010 Product Concentration Resources Didymium products	Dec. 31, 2011 Product Concentration Customers Concentration Santoku	Sep. 30, 2011 Product Concentration Customers Concentration Resources customer	Sep. 30, 2011 Product Concentration Customers Concentration Resources customer	Dec. 31, 2011 Product Concentration Customers Concentration Resources	Dec. 31, 2010 Product Concentration Customers Concentration Resources Mitsubishi Unimetals USA	Dec. 31, 2011 Product Concentration Customers Concentration Resources Hitachi Metals Ltd	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer one	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer one	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer two	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer two	Dec. 31, 2010 Product Concentration Customers Concentration Resources W R Grace and Co	Dec. 31, 2010 Product Concentration Customers Concentration Resources Chuden Rare Earth Co Ltd	Dec. 31, 2010 Product Concentration Customers Concentration Resources Shin Etsu Chemical Co	Dec. 31, 2011 Molycorp Sillamae Product Concentration Customers Concentration	Dec. 31, 2011 Molycorp Tolleson Product Concentration Customers Concentration Santoku	Dec. 31, 2011 Molycorp Tolleson Product Concentration Customers Concentration Santoku
Concentrations
Concentration risk (as a percent)																								23.00%	39.00%	92.00%	11.00%	29.00%	2.00%					26.00%	26.00%	12.00%			77.00%										45.00%		86.00%
Entity-Wide Revenue, Major Customer, Percentage																16.00%	11.00%	12.00%				29.00%	25.00%							12.00%	36.00%	10.00%	29.00%
Percentage of sales to total sales threshold																					10.00%
Concentration Risk, Product																			.34	0.22
Sales, net of intercompany transactions	$ 205,604,000	$ 132,905,000	$ 138,050,000	$ 99,615,000	$ 26,261,000	$ 21,702,000	$ 8,533,000	$ 1,904,000	$ 3,018,000	$ 394,651,000	$ 263,927,000	$ 396,831,000	$ 35,157,000	$ 7,093,000	[1]																									$ 8,479,000	$ 92,200,000	$ 38,400,000	$ 62,500,000	$ 14,700,000	$ 30,500,000	$ 7,438,000	$ 5,389,000	$ 4,020,000		$ 48,800,000
Number of customers representing a specified percentage of sales																																					2	2
Capital Investment for New Facility		$ 700,000										$ 700,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.